Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income per Share [Abstract]
Reconciliation Of The Calculation Of Basic And Diluted Income Per Share

	For the years ended December 31,
(In thousands, except per share amounts)	2014	2013
Net income	$6,408	$5,115
Less: Preferred stock dividends and discount accretion	-	988
Income available to common shareholders	$6,408	$4,127
Weighted average common shares outstanding - Basic	7,856	7,547
Plus: Potential dilutive common stock equivalents	89	263
Weighted average common shares outstanding - Diluted	7,945	7,810
Net income per common share - Basic	$0.82	$0.55
Net income per common share - Diluted	0.81	0.53
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	114	377